Balance Sheets - Broad Capital Acquisition Corp [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 52,152	$ 391,924	$ 2,164
Deferred offering costs			287,601
Total Current Assets	52,152	391,924	289,765
Cash and Marketable Securities held in trust account	48,650,221	104,162,029
Total Assets	48,702,373	104,553,953	289,765
Current liabilities
Accrued expenses	674,508	648,885	151,503
Accounts payable	749,875	200,028
Franchise tax payable	50,000	195,138
Income tax payable	563,329	285,662
Extension loan	2,003,628
Working capital loan	152,146
Total Current Liabilities	4,193,486	1,329,713	284,860
Deferred underwriter commission	3,555,674	3,555,674
Total Liabilities	7,749,160	4,885,387	284,860
Commitments and Contingencies
Common Stock subject to possible redemption; 4,522,582 shares (at $10.62 per share) as of June 30, 2023 and 10,159,069 shares (at $10.23 per share) as of December 31, 2022	48,036,892	103,962,029
Stockholders’ Deficit
Preference Shares, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding at June 30, 2023 and December 31, 2022
Common Stock, $0.000001 par value, 100,000,000 shares authorized; 2,990,897 issued and outstanding (excluding 4,522,582 shares and 10,159,069 shares subject to possible redemption on June 30, 2023 and December 31, 2022 respectively	3	3	3
Additional paid-in capital			24,997
Accumulated deficit	(7,083,682)	(4,293,466)	(20,095)
Total Stockholders’ Deficit	(7,083,679)	(4,293,463)	4,905
Total Liabilities and Stockholders’ Deficit	$ 48,702,373	104,553,953	289,765
Related Party [Member]
Current liabilities
Promissory note – related party			$ 133,357